Consolidated Statement of Comprehensive Income - CAD ($) $ in Millions	12 Months Ended
	Mar. 31, 2020		Mar. 31, 2019
Statement of comprehensive income [abstract]
Net income	$ 318.9	[1],[2]	$ 340.1
Items that may be reclassified to net income
Foreign currency exchange differences on translation of foreign operations	118.3		(12.6)
Reclassification to income of foreign currency exchange differences	(40.4)		(23.2)
Net loss on cash flow hedges	(32.3)		(6.9)
Reclassification to income of (loss) gain on cash flow hedges	(0.2)		2.1
Net loss on hedges of net investment in foreign operations	(71.0)		(20.0)
Income taxes	23.0		2.2
Items that may be reclassified to net income	(2.6)		(58.4)
Items that will never be reclassified to net income
Remeasurement of defined benefit pension plan obligations	13.4		4.2
Income taxes	(3.6)		(1.1)
Items that will never be reclassified to net income	9.8		3.1
Other comprehensive income (loss)	7.2		(55.3)
Total comprehensive income	326.1		284.8
Attributable to:
Equity holders of the Company	315.4		271.8
Non-controlling interests	$ 10.7		$ 13.0

[1]	Refer to Note 2 - Changes in accounting policies for the impact of adopting IFRS16.
[2]	Refer to Note 2 - Changes in accounting policies for the impact of adopting IFRS16.